UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM NQ
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-09237
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: December 31, 2009
DATE OF REPORTING PERIOD: January 1, 2009 through March 31, 2009
ITEM 1. REPORT TO SHAREHOLDERS.

ITEM 1.	REPORT TO SHAREHOLDERS.

Calamos Growth and Income Portfolio

  SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (40.4%)
	Consumer Discretionary (1.4%)
270,000	Best Buy Company, Inc. 2.250%, 01/15/22	$266,625

	Energy (4.2%)
100,000	Cameron International Corp. 2.500%, 06/15/26	103,500
	Chesapeake Energy Corp.
200,000	2.750%, 11/15/35	152,000
165,000	2.250%, 12/15/38	85,800
155,000	Schlumberger, Ltd. - Class B 2.125%, 06/01/23	193,750
100,000	SeaDrill, Ltd. 3.625%, 11/08/12	57,970
300,000	Superior Energy Services, Inc.‡ 1.500%, 12/15/26	216,750

		809,770

	Financials (1.6%)
300,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	213,375
110,000	Leucadia National Corp. 3.750%, 04/15/14	93,088

		306,463

	Health Care (9.4%)
520,000	Amgen, Inc. 0.375%, 02/01/13	475,800
440,000	Gilead Sciences, Inc. 0.500%, 05/01/11	555,500
150,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	100,688
	Teva Pharmaceutical Industries, Ltd.
265,000	0.250%, 02/01/26	279,575
180,000	0.250%, 02/01/24	236,700
150,000	0.500%, 02/01/24	180,562

		1,828,825

	Industrials (4.1%)
190,000	AGCO Corp. 1.250%, 12/15/36	146,300
340,000	Danaher Corp. 0.000%, 01/22/21	293,250
20,000	Ingersoll-Rand Company, Ltd. 4.500%, 04/15/12	20,000
245,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	237,344
	Suntech Power Holdings Company, Ltd.
135,000	3.000%, 03/15/13	66,487
50,000	0.250%, 02/15/12	45,188

		808,569

	Information Technology (16.3%)
230,000	CA, Inc. 1.625%, 12/15/09	244,088
870,000	EMC Corp. 1.750%, 12/01/13	853,687
357,000	Intel Corp. 2.950%, 12/15/35	292,740
680,000	Network Appliance, Inc.* 1.750%, 06/01/13	568,650
284,000	Nuance Communications, Inc. 2.750%, 08/15/27	236,430
525,000	ON Semiconductor Corp. 2.625%, 12/15/26	373,406
	Symantec Corp.
300,000	1.000%, 06/15/13	295,125
300,000	0.750%, 06/15/11	296,625

		3,160,751

	Materials (3.4%)
	Newmont Mining Corp.
305,000	1.625%, 07/15/17	345,794
210,000	1.250%, 07/15/14	254,100
50,000	3.000%, 02/15/12	61,937

		661,831

	TOTAL CONVERTIBLE BONDS (Cost $8,415,113)	7,842,834

SYNTHETIC CONVERTIBLE SECURITIES (0.3%)
Corporate Bonds (0.2%)
	Industrials (0.2%)
55,000	Caterpillar, Inc. 5.450%, 04/15/18	47,268

	TOTAL CORPORATE BONDS	47,268

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.1%)#
	Consumer Discretionary (0.1%)
10	Amazon.com, Inc. Call, 01/16/10, Strike $70.00	17,525

	Information Technology (0.0%)
8	Apple, Inc. Call, 01/16/10, Strike $170.00	1,644
	EMC Corp.
40	Call, 01/16/10, Strike $15.00	3,500
30	Call, 01/16/10, Strike $17.50	1,335
20	Linear Technology Corp. Call, 01/16/10, Strike $35.00	600

		7,079

	TOTAL PURCHASED OPTIONS	24,604

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $143,690)	71,872

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (14.2%)
	Consumer Staples (4.2%)
13,600	Archer Daniels Midland Company 6.250%	$499,528
530	Bunge, Ltd. 5.125%	304,750

		804,278

	Financials (3.6%)
2,900	American International Group, Inc. 8.500%	15,660
740	Bank of America Corp. 7.250%	314,130
13,700	Citigroup, Inc. 6.500%	374,695

		704,485

	Health Care (4.2%)
555	Mylan, Inc. 6.500%	473,104
1,570	Schering-Plough Corp. 6.000%	330,485

		803,589

	Materials (2.2%)
2,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	177,568
8,800	Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	257,488

		435,056

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,388,442)	2,747,408

COMMON STOCKS (43.0%)
	Consumer Discretionary (6.1%)
4,293	Amazon.com, Inc.#	315,278
4,100	Apollo Group, Inc. - Class A#	321,153
4,900	Best Buy Company, Inc.	186,004
7,800	Nike, Inc. - Class B	365,742

		1,188,177

	Consumer Staples (3.3%)
6,775	Coca-Cola Company	297,761
2,100	Costco Wholesale Corp.	97,272
4,600	PepsiCo, Inc.	236,808

		631,841

	Energy (7.3%)
4,354	Cameron International Corp.#	95,483
7,120	ENSCO International, Inc.	187,968
12,000	Halliburton Company	185,640
9,300	Noble Corp.	224,037
18,415	Pride International, Inc. #	331,102
6,250	Smith International, Inc.	134,250
4,200	Transocean, Ltd.#	247,128

		1,405,608

	Financials (2.0%)
715	BlackRock, Inc.	92,979
6,000	Janus Capital Group, Inc.	39,900
9,100	T. Rowe Price Group, Inc.	262,626

		395,505

	Health Care (3.8%)
1,315	Alcon, Inc.	119,547
5,750	Johnson & Johnson	302,450
2,320	Novo Nordisk, A/S	111,313
6,100	Stryker Corp.	207,644

		740,954

	Industrials (3.8%)
6,434	Emerson Electric Company	183,884
5,500	Honeywell International, Inc.	153,230
4,753	Illinois Tool Works, Inc.	146,630
2,750	Precision Castparts Corp.	164,725
2,125	United Technologies Corp.	91,332

		739,801

	Information Technology (16.2%)
10,000	Accenture, Ltd.	274,900
18,640	Cisco Systems, Inc.#	312,593
15,800	Dell, Inc.#	149,784
19,175	eBay, Inc.#	240,838
8,145	Infosys Technologies, Ltd.	216,901
12,500	Intel Corp.	188,125
11,140	Intuit, Inc.#	300,780
16,405	Microsoft Corp.	301,360
8,500	Nintendo Company, Ltd.	306,046
18,600	Nokia Corp.	217,062
20,900	Oracle Corp.	377,663
6,400	QUALCOMM, Inc.	249,024

		3,135,076

	Telecommunication Services (0.5%)
3,500	América Móvil, SAB de CV	94,780

	TOTAL COMMON STOCKS (Cost $10,797,595)	8,331,742

INVESTMENT IN AFFILIATED FUND (0.9%)
168,142	Calamos Government Money Market Fund - Class I Shares Ω (Cost $168,142)	168,142

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio
 SCHEDULE OF INVESTMENTS MARCH 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.9%)
31,624	Bank of New York Institutional Cash Reserve Fund Series Bπ	$4,111

170,000	Goldman Sachs Financial Square Prime Obligations Fund	170,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $201,624)	174,111

TOTAL INVESTMENTS (99.7%) (Cost $23,114,606)		19,336,109

PAYABLE UPON RETURN OF SECURITIES LOANED (-1.0%)		(201,624)

OTHER ASSETS, LESS LIABILITIES (1.3%)		248,969

NET ASSETS (100.0%)		$19,383,454

NUMBER OF
CONTRACTS		VALUE

Written Options (-0.1%)
	Financials (-0.1%)
90	T. Rowe Price Group, Inc. Call, 07/18/09, Strike $35.00	$(19,575)

	Industrials (0.0%)
25	Precision Castparts Corp. Call, 06/20/09, Strike $70.00	(5,438)

	TOTAL WRITTEN OPTIONS (Premium $22,455)	$(25,013)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At March 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
#	Non-income producing security.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
Ω	Investment in affiliated fund. During the period from January 1, 2009 through March 31, 2009, the Portfolio had net redemptions of $430,933 and earned $1,068 in dividends from the affiliated fund. As of December 31, 2008, the Portfolio had holdings of $599,075 in the affiliated fund.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999 consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”) and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

Investments. The following information is presented on a federal income tax basis as of March 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows:

Cost basis of investments	$23,035,070

Gross unrealized appreciation	$1,137,862
Gross unrealized depreciation	$(4,836,823)

Net unrealized appreciation (depreciation)	$(3,698,961)

NOTE 3

Synthetic Convertible Instruments. The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4

Securities Lending. The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Portfolio records the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2009, the Portfolio held securities valued at $193,750 that were on loan to broker-dealers and banks and received $201,624 in cash or cash equivalent collateral.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Funds for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of the BNY Institutional Cash Reserve Fund LBHI debt. The Portfolio’s holdings of the Series B shares are disclosed on the Schedules of Investments.

NOTE 5

Valuations. Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 holdings are valued using unobservable inputs (including judgments about assumptions market participants would use in determining the fair value).

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$11,137,146	$(25,013)
Level 2 — Other significant observable inputs	8,198,963	0
Level 3 — Significant unobservable inputs	0	0

Total	$19,336,109	$(25,013)

*	Other financial instruments may include written options and forwards contracts.

ITEM 2. CONTROLS AND PROCEDURES.
a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)  Certification of Principal Executive Officer.
(b)  Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:   May 5, 2009

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title:   Principal Financial Officer
Date:   May 5, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.

Name: John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:   May 5, 2009

By:	/s/ Nimish S. Bhatt

Name: Nimish S. Bhatt
Title:   Principal Financial Officer
Date:   May 5, 2009